PROVISION FOR INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 13 — PROVISION FOR INCOME TAXES

A. Basis of Taxation

The Company’s Israeli subsidiaries are governed by the tax laws of the state of Israel which has a general tax rate of 25%. The Company is entitled to various tax benefits in Israel by virtue of being granted the status of an “approved enterprise industrial company” as defined by the tax regulations. The benefits include, among other things, a reduced tax rate.

B. Provision (Benefit) for Taxes

	Year ended December 31,
	2012	2011
Current:
Domestic (Israel)	$124	$30
Foreign	15	10
	139	40
Taxes related to prior years	47	(164)
Deferred:
Deferred taxes, net	(322)	47
Total provision (benefit) for income taxes	$(136)	$(77)

C. The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2012	2011
U.S. federal statutory rate	35%	35%
Tax Rate difference between US and Israel	—	(10)%
Effect of Israeli tax rate benefit	—	(21)%
Change in valuation allowance	—	(4)%
Effect of previous years	—	(6)%
Gain on bargain purchase	(36)%
other	(2)%
Effective Tax Rate	(3)%	(6)%

D. Deferred Tax Assets and Liabilities

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating loss carry forward	110	148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	—
Deferred tax assets (liability), net	138	62

E. Tax losses

At December 31, 2012, the Company has a net operating loss carry forward of approximately $314, which may be utilized to offset future taxable income for United States federal tax purposes. This net operating loss carry forward begins to expire in 2022. Since it is more likely than not that the Company will not realize a benefit from this net operating loss carry forward a 100% valuation allowance has been recorded to reduce the deferred tax asset to its net realizable value.

F. Tax Assessments

The Company received final tax assessments in the United States through tax year 2008, with regards to the Israeli subsidiaries: Micronet and Enertec System received final tax assessments through tax year 2010 and Enertec Electronics received final tax assessments through tax year 2007.

G. Uncertain Tax Position

The Company did not record any liability for income taxes associated with unrecognized tax benefits during 2012 and 2011.